S000010792 [Member] Investment Objectives and Goals - Columbia Select Mid Cap Value Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Select Mid Cap Value Fund (the Fund) seeks long-term capital appreciation.